Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 4,481,995	$ 12,613,386
Unrealized losses, 12 months or less	227,060	593,310
Fair value, greater than 12 months	1,444,158	384,788
Unrealized losses, greater than 12 months	87,319	43,369
Fair value, total	5,926,153	12,998,174
Unrealized losses, total	314,379	636,679
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	23,411	391,533
Unrealized losses, 12 months or less	51	2,102
Fair value, greater than 12 months	23,481	4,404
Unrealized losses, greater than 12 months	211	744
Fair value, total	46,892	395,937
Unrealized losses, total	262	2,846
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	3,342	688
Unrealized losses, 12 months or less	24	13
Fair value, total	3,342	688
Unrealized losses, total	24	13
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	51,483	1,847,094
Unrealized losses, 12 months or less	599	113,718
Fair value, greater than 12 months	146,339	38,616
Unrealized losses, greater than 12 months	1,494	5,820
Fair value, total	197,822	1,885,710
Unrealized losses, total	2,093	119,538
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	66,859	2,244
Unrealized losses, 12 months or less	10,463	156
Fair value, total	66,859	2,244
Unrealized losses, total	10,463	156
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	129,018	480,124
Unrealized losses, 12 months or less	3,589	19,904
Fair value, greater than 12 months	35,919	27,946
Unrealized losses, greater than 12 months	2,025	4,048
Fair value, total	164,937	508,070
Unrealized losses, total	5,614	23,952
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,101,602	8,969,453
Unrealized losses, 12 months or less	211,776	437,577
Fair value, greater than 12 months	1,198,903	309,527
Unrealized losses, greater than 12 months	83,065	32,581
Fair value, total	5,300,505	9,278,980
Unrealized losses, total	294,841	470,158
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	102,104	902,186
Unrealized losses, 12 months or less	491	19,735
Fair value, greater than 12 months	19,724	4,295
Unrealized losses, greater than 12 months	438	176
Fair value, total	121,828	906,481
Unrealized losses, total	929	19,911
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,176	20,064
Unrealized losses, 12 months or less	67	105
Fair value, greater than 12 months	19,792
Unrealized losses, greater than 12 months	86
Fair value, total	23,968	20,064
Unrealized losses, total	$ 153	$ 105